UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

Semiannual Report

June 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-SANN-0807 469158.1.0
1.831205.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 1,008.30	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0032%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
U.S. Government and U.S. Government Agency Obligations 60.4%	U.S. Government and U.S. Government Agency Obligations 54.6%
AAA 17.3%	AAA 14.7%
AA 6.3%	AA 5.5%
A 6.0%	A 6.8%
BBB 17.6%	BBB 18.5%
BB and Below 2.0%	BB and Below 1.3%
Not Rated 0.7%	Not Rated 0.5%
Short-Term Investments and Net Other Assets*** (10.3)%	Short-Term Investments and Net Other Assets*** (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Weighted Average Maturity as of June 30, 2007
6 months ago
Years	5.8	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2007
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Corporate Bonds 23.4%		Corporate Bonds 23.7%
	U.S. Government and U.S. Government Agency Obligations 60.4%		U.S. Government and U.S. Government Agency Obligations 54.6%
	Asset-Backed Securities 11.5%		Asset-Backed Securities 11.2%
	CMOs and Other Mortgage Related Securities 14.8%		CMOs and Other Mortgage Related Securities 11.5%
	Other Investments 0.2%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets*** (10.3)%		Short-Term Investments and Net Other Assets*** (1.9)%
* Foreign investments	6.9%	** Foreign investments	9.0%
* Futures and Swaps	16.0%	** Futures and Swaps	19.0%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 3,912,998
5.875% 1/15/36	1,035,000	896,541
		4,809,539
Media - 1.2%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	103,409
6.875% 5/1/12	290,000	302,548
7.625% 4/15/31	1,625,000	1,740,978
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,729,194
5.5% 3/15/11	2,675,000	2,661,545
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,272,089
4.625% 6/1/13	3,475,000	3,254,671
6.45% 12/1/36 (a)	1,560,000	1,500,383
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,089,366
News America, Inc. 6.2% 12/15/34	6,695,000	6,241,012
Time Warner Cable, Inc.:
5.85% 5/1/17 (a)	2,467,000	2,399,523
6.55% 5/1/37 (a)	9,000,000	8,698,563
Time Warner, Inc. 5.875% 11/15/16	400,000	389,040
Viacom, Inc. 5.75% 4/30/11	1,410,000	1,407,958
		36,790,279
TOTAL CONSUMER DISCRETIONARY		41,599,818
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,185,000	2,047,773
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	7,365,787	7,148,717
6.302% 6/1/37 (d)	3,895,000	3,833,961
		10,982,678
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	2,935,000	2,964,291
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	505,000	535,627
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,547,595

	Principal Amount	Value
Reynolds American, Inc.:
6.75% 6/15/17	$ 3,885,000	$ 3,930,066
7.25% 6/15/37	3,055,000	3,144,948
		10,158,236
TOTAL CONSUMER STAPLES		26,152,978
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,494,180
Oil, Gas & Consumable Fuels - 2.1%
Amerada Hess Corp. 6.65% 8/15/11	1,045,000	1,079,689
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,131,805
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,510,314
6.25% 2/15/13	855,000	867,346
6.75% 2/15/32	4,255,000	4,188,082
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,259,809
El Paso Natural Gas Co. 5.95% 4/15/17 (a)	3,330,000	3,225,458
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,391,099
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	318,459
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,701,596
Nakilat, Inc. 6.067% 12/31/33 (a)	4,615,000	4,324,532
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	881,266
Nexen, Inc. 5.875% 3/10/35	1,655,000	1,485,242
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,825,000	1,790,325
5.96% 12/3/12 (a)(d)	410,000	415,330
6.125% 8/15/08	6,850,000	6,891,100
6.66% 6/15/10 (a)(d)	4,480,000	4,600,960
Plains All American Pipeline LP:
6.125% 1/15/17 (a)	1,705,000	1,692,201
6.65% 1/15/37 (a)	3,190,000	3,145,206
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,334,886
6.332% 9/30/27 (a)	2,415,000	2,363,222
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,380,000	1,390,350
		62,988,277
TOTAL ENERGY		69,482,457
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 8.9%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,770,000	$ 3,654,766
5.625% 1/15/17	3,000,000	2,875,239
5.7% 9/1/12	2,935,000	2,933,221
6.6% 1/15/12	4,610,000	4,773,738
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,044,760
6.25% 6/15/12	6,015,000	6,055,349
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,975,812
Lazard Group LLC:
6.85% 6/15/17 (a)	3,230,000	3,232,229
7.125% 5/15/15	5,585,000	5,761,062
Lehman Brothers Holdings, Inc. 6% 5/3/32 (d)	2,960,000	2,791,955
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,073,679
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,400,759
6.6% 4/1/12	7,695,000	7,980,215
		53,552,784
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	1,480,000	1,413,230
6% 10/15/36	1,480,000	1,428,475
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,610,166
Korea Development Bank 3.875% 3/2/09	5,775,000	5,616,476
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,437,608
Wachovia Bank NA:
4.875% 2/1/15	4,405,000	4,161,148
5.85% 2/1/37	3,000,000	2,838,939
Wachovia Corp. 4.875% 2/15/14	785,000	748,943
		22,254,985
Consumer Finance - 0.7%
American Express Co. 6.8% 9/1/66 (d)	1,625,000	1,675,568
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,368,197
Discover Financial Services 5.89% 6/11/10 (a)(d)	7,050,000	7,049,069
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,301,645
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,147,285
MBNA Corp. 7.5% 3/15/12	1,860,000	2,003,458
SLM Corp.:
4.5% 7/26/10	645,000	596,376
5.515% 7/26/10 (d)	4,082,000	3,872,001
		21,013,599

	Principal Amount	Value
Diversified Financial Services - 1.3%
Bank of America Corp. 7.4% 1/15/11	$ 9,125,000	$ 9,660,665
Citigroup, Inc.:
5% 9/15/14	2,325,000	2,211,684
6.125% 8/25/36	6,000,000	5,891,508
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	20,000	19,611
5.6% 6/1/11	127,000	127,298
5.75% 1/2/13	3,500,000	3,500,907
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	6,340,498
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	3,190,256
5.5% 1/15/14 (a)	2,405,000	2,377,852
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	3,400,000	3,297,850
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(d)	2,035,000	1,968,140
		38,586,269
Insurance - 0.6%
AMBAC Financial Group, Inc. 6.15% 2/15/37	2,680,000	2,401,988
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	408,035
Lincoln National Corp. 7% 5/17/66 (d)	5,510,000	5,653,701
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,365,696
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,376,119
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,855,000	3,812,279
		19,017,818
Real Estate Investment Trusts - 2.6%
AMB Property LP 5.9% 8/15/13	2,575,000	2,578,059
Archstone-Smith Operating Trust 5.25% 5/1/15	6,480,000	6,264,326
Arden Realty LP 5.25% 3/1/15	625,000	606,895
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,333,316
5.625% 12/15/10	2,260,000	2,257,724
5.7% 5/1/17	5,000,000	4,841,875
5.75% 4/1/12	1,115,000	1,113,942
Camden Property Trust 5.375% 12/15/13	1,655,000	1,612,677
Colonial Properties Trust:
4.75% 2/1/10	615,000	601,811
5.5% 10/1/15	6,290,000	6,045,520
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	983,909
4.625% 8/1/10	225,000	218,345
5% 5/3/10	2,435,000	2,392,302
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.25% 4/15/11	$ 1,395,000	$ 1,371,380
5.375% 10/15/12	1,240,000	1,215,126
Duke Realty LP:
4.625% 5/15/13	925,000	876,916
5.5% 3/1/16	1,270,000	1,233,536
5.625% 8/15/11	2,325,000	2,319,836
5.95% 2/15/17	685,000	682,351
6.95% 3/15/11	1,535,000	1,599,409
Equity One, Inc. 6% 9/15/17 (a)	1,760,000	1,721,562
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,350,527
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	4,017,498
HRPT Properties Trust:
5.75% 11/1/15	670,000	655,052
6.25% 6/15/17	4,455,000	4,488,871
Liberty Property LP 5.5% 12/15/16	1,715,000	1,648,070
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,704,429
7.25% 3/15/09	1,085,000	1,114,137
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	773,641
6% 3/31/16	3,099,000	2,955,045
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,887,065
4.875% 8/15/10	2,455,000	2,409,141
5% 3/1/12	2,060,000	2,005,698
5.1% 6/15/15	3,210,000	3,051,266
5.375% 6/1/11	2,020,000	2,004,852
7.75% 1/20/11	595,000	635,857
UDR, Inc. 5.5% 4/1/14	2,690,000	2,623,597
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	848,521
Washington (REIT) 5.95% 6/15/11	3,015,000	3,032,394
		80,076,478
Real Estate Management & Development - 0.5%
ERP Operating LP 5.5% 10/1/12	1,585,000	1,570,150
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,702,933
Realogy Corp.:
7.15% 10/15/11 (a)	2,045,000	2,050,113
7.5% 10/15/16 (a)	4,620,000	4,620,000
Regency Centers LP:
5.875% 6/15/17	3,005,000	2,955,123
6.75% 1/15/12	2,035,000	2,115,049
		16,013,368

	Principal Amount	Value
Thrifts & Mortgage Finance - 0.7%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (a)	$ 3,610,000	$ 3,562,691
6.3% 5/10/17 (a)	1,400,000	1,377,674
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,820,000	3,695,017
Residential Capital LLC 6.5% 6/1/12	6,000,000	5,854,758
Washington Mutual, Inc. 4.625% 4/1/14	7,200,000	6,617,642
		21,107,782
TOTAL FINANCIALS		271,623,083
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,817,067
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,388,236
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,289,250
7.45% 5/1/34 (a)	420,000	405,300
		8,082,786
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	208,963	210,008
6.978% 10/1/12	673,976	681,559
7.024% 4/15/11	2,180,000	2,212,700
7.858% 4/1/13	3,480,000	3,680,100
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,200,921	2,217,428
6.795% 2/2/20	3,776,335	3,719,690
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	4,650,000	4,825,352
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	1,552,668	1,610,893
8.36% 7/20/20	5,803,527	6,311,336
United Airlines pass thru trust certificates:
6.071% 9/1/14	741,407	745,114
6.201% 3/1/10	314,832	317,981
6.602% 9/1/13	948,785	955,901
7.032% 4/1/12	1,459,553	1,473,244
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru trust certificates: - continued
7.186% 10/1/12	$ 3,617,033	$ 3,698,417
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	6,120,000	6,089,400
		38,749,123
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,144,415
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	3,600,000	3,576,758
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	6,485,000	6,671,042
		10,247,800
TOTAL INDUSTRIALS		60,224,124
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
The Western Union Co. 5.4% 11/17/11	2,365,000	2,333,257
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	195,316
National Semiconductor Corp. 6.15% 6/15/12	5,265,000	5,325,068
		5,520,384
TOTAL INFORMATION TECHNOLOGY		7,853,641
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 6.65% 6/1/37	2,270,000	2,198,261
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,089,519
		5,287,780
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	1,900,000	1,861,905
TOTAL MATERIALS		7,149,685
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,400,067
AT&T, Inc. 6.8% 5/15/36	3,550,000	3,676,721

	Principal Amount	Value
British Telecommunications plc 9.125% 12/15/30	$ 2,250,000	$ 2,944,766
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,417,653
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,131,395
6.45% 6/15/34	3,620,000	3,577,440
Sprint Capital Corp.:
6.875% 11/15/28	2,610,000	2,484,362
8.75% 3/15/32	5,210,000	5,851,507
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,853,052
7.2% 7/18/36	1,470,000	1,511,253
Telefonica Emisiones SAU:
6.221% 7/3/17 (b)	2,885,000	2,877,776
7.045% 6/20/36	3,645,000	3,774,678
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,648,982
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,141,656
		41,291,308
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,720,993
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	795,632
8.125% 5/1/12	1,130,000	1,242,485
Sprint Nextel Corp. 6% 12/1/16	2,710,000	2,570,855
Vodafone Group PLC 5% 12/16/13	3,890,000	3,693,361
		10,023,326
TOTAL TELECOMMUNICATION SERVICES		51,314,634
UTILITIES - 3.0%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	6,014,000	6,135,537
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,545,590
Commonwealth Edison Co. 5.4% 12/15/11	2,394,000	2,344,966
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,670,314
6.75% 5/1/11	2,230,000	2,297,611
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,055,731
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,284,954
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	6,230,000	5,999,004
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,958,932
7.1% 3/1/11	3,277,000	3,433,827
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,504,090
		45,230,556
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.4% 7/15/14	$ 3,885,000	$ 3,734,876
5.45% 9/15/20	2,135,000	1,931,167
7.875% 11/15/10	925,000	984,924
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,600
		6,845,567
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,008,657
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,926,080
6.2% 5/15/16	2,715,000	2,690,171
TXU Corp. 5.55% 11/15/14	980,000	852,600
		12,477,508
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,457,277
6.25% 6/30/12	3,230,000	3,354,297
6.3% 9/30/66 (d)	4,255,000	4,279,556
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,656,891
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,880,000	2,904,846
National Grid PLC 6.3% 8/1/16	7,060,000	7,188,838
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,798,073
WPS Resources Corp. 6.11% 12/1/66 (d)	2,330,000	2,234,251
		28,874,029
TOTAL UTILITIES		93,427,660
TOTAL NONCONVERTIBLE BONDS (Cost $639,136,422)		631,645,147
U.S. Government and Government Agency Obligations - 27.7%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
3.25% 2/15/09	3,286,000	3,186,033
4.75% 12/15/10	9,565,000	9,430,306
5% 2/16/12	12,000,000	11,853,750
6.625% 9/15/09	3,020,000	3,108,900
Federal Home Loan Bank 5.375% 8/19/11	8,940,000	8,976,663
Freddie Mac:
4% 6/12/13	17,620,000	16,416,448
4.75% 3/5/09	5,462,000	5,421,035
5.25% 7/18/11	413,000	412,965
5.75% 1/15/12	6,410,000	6,533,476
6.625% 9/15/09	3,475,000	3,576,880

	Principal Amount	Value
Tennessee Valley Authority 5.375% 4/1/56	$ 2,375,000	$ 2,250,714
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,329,711
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,496,881
U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	24,215,094	22,989,752
2% 4/15/12	10,183,300	9,877,293
2% 1/15/14 (c)	128,719,848	123,675,161
2% 7/15/14	5,481,300	5,260,746
2.375% 4/15/11	19,266,412	19,049,991
3.5% 1/15/11	11,872,900	12,217,150
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		193,070,093
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bonds 6.25% 5/15/30	46,558,000	53,214,351
U.S. Treasury Notes:
4.25% 8/15/13 (c)	49,752,000	48,037,894
4.25% 8/15/14	50,000,000	47,828,100
4.5% 9/30/11	20,000,000	19,671,880
4.5% 11/30/11	65,000,000	63,892,985
4.75% 1/31/12	110,000,000	109,175,000
4.75% 5/31/12 (b)	154,450,000	153,244,899
4.75% 5/15/14	86,307,000	85,228,163
TOTAL U.S. TREASURY OBLIGATIONS		580,293,272
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $858,987,156)		846,860,246
U.S. Government Agency - Mortgage Securities - 27.9%

Fannie Mae - 23.3%
3.753% 10/1/33 (d)	276,382	275,926
3.786% 6/1/34 (d)	1,361,644	1,336,726
3.802% 6/1/33 (d)	236,887	237,975
3.836% 10/1/33 (d)	3,329,521	3,301,262
3.847% 10/1/33 (d)	6,677,236	6,670,111
3.947% 5/1/33 (d)	81,849	81,458
3.995% 10/1/18 (d)	202,064	200,397
4% 8/1/18 to 6/1/19	3,617,564	3,353,180
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.013% 4/1/33 (d)	$ 77,617	$ 77,878
4.076% 2/1/35 (d)	162,581	162,940
4.1% 1/1/35 (d)	462,954	464,449
4.166% 1/1/35 (d)	602,022	590,743
4.25% 2/1/35 (d)	289,319	284,327
4.267% 5/1/35 (d)	290,073	290,142
4.282% 10/1/33 (d)	113,015	112,327
4.291% 3/1/33 (d)	294,130	295,836
4.291% 8/1/33 (d)	510,599	511,620
4.294% 3/1/35 (d)	256,815	258,195
4.302% 6/1/33 (d)	142,521	143,731
4.303% 3/1/33 (d)	154,794	152,104
4.315% 4/1/35 (d)	131,283	131,190
4.345% 1/1/35 (d)	309,576	304,662
4.365% 2/1/34 (d)	572,159	568,107
4.396% 2/1/35 (d)	445,007	437,493
4.422% 5/1/35 (d)	223,922	224,228
4.432% 3/1/35 (d)	407,618	400,935
4.435% 5/1/35 (d)	780,812	780,264
4.443% 8/1/34 (d)	826,383	820,970
4.487% 3/1/35 (d)	922,574	908,572
4.498% 2/1/35 (d)	1,545,712	1,560,002
4.5% 4/1/18 to 10/1/35	97,534,987	90,981,813
4.5% 7/1/22 (b)	4,000,000	3,794,757
4.5% 7/1/22 (b)	12,000,000	11,384,272
4.503% 2/1/35 (d)	226,412	227,451
4.508% 3/1/35 (d)	902,067	888,945
4.509% 2/1/35 (d)	127,508	129,290
4.516% 10/1/35 (d)	76,079	75,760
4.518% 7/1/35 (d)	943,301	940,979
4.519% 2/1/35 (d)	4,074,942	4,049,985
4.567% 2/1/35 (d)	806,749	796,539
4.571% 7/1/35 (d)	1,044,617	1,048,897
4.574% 2/1/35 (d)	2,826,746	2,789,869
4.577% 9/1/34 (d)	882,121	873,542
4.579% 1/1/35 (d)	345,257	344,222
4.586% 11/1/34 (d)	806,985	798,253
4.63% 2/1/35 (d)	9,542,608	9,422,841
4.651% 3/1/35 (d)	1,865,384	1,875,108
4.658% 11/1/34 (d)	968,277	960,498
4.678% 5/1/35 (d)	4,153,866	4,165,500
4.701% 10/1/34 (d)	947,648	940,422
4.719% 3/1/35 (d)	86,106	86,778
4.721% 7/1/34 (d)	775,245	770,783
4.721% 12/1/34 (d)	611,390	606,194
4.783% 12/1/34 (d)	252,731	250,631
4.804% 6/1/35 (d)	1,238,605	1,242,175
4.807% 11/1/34 (d)	749,499	743,912
4.857% 10/1/34 (d)	3,110,258	3,092,253
4.87% 5/1/33 (d)	17,937	18,078
4.942% 8/1/34 (d)	222,836	223,258

	Principal Amount	Value
5% 10/1/17 to 8/1/35	$ 66,435,142	$ 63,616,531
5% 7/1/22 (b)	10,000,000	9,657,965
5% 7/1/22 (b)	23,000,000	22,213,320
5% 7/1/37 (b)	50,000,000	46,820,130
5% 7/1/37 (b)	40,000,000	37,456,104
5% 7/1/37 (b)	25,000,000	23,410,065
5.026% 7/1/34 (d)	119,882	119,609
5.051% 5/1/35 (d)	1,531,464	1,541,877
5.07% 9/1/34 (d)	2,301,375	2,296,181
5.092% 5/1/35 (d)	3,744,649	3,773,810
5.149% 5/1/35 (d)	947,721	942,909
5.161% 5/1/35 (d)	2,702,307	2,689,231
5.168% 6/1/35 (d)	1,081,526	1,086,037
5.17% 8/1/33 (d)	362,925	363,649
5.196% 5/1/35 (d)	3,043,978	3,031,468
5.29% 12/1/35 (d)	1,741,237	1,732,504
5.304% 2/1/36 (d)	3,489,666	3,472,679
5.315% 7/1/35 (d)	132,064	133,090
5.478% 2/1/36 (d)	5,003,198	4,999,382
5.5% 6/1/09 to 2/1/36	154,747,626	150,300,960
5.5% 7/1/37 (b)	45,000,000	43,374,816
5.561% 9/1/36 (d)	1,778,041	1,786,315
5.598% 1/1/36 (d)	1,453,529	1,456,168
5.709% 9/1/35 (d)	1,406,786	1,409,199
5.809% 2/1/36 (d)	800,323	804,109
5.816% 1/1/36 (d)	916,998	918,409
6% 6/1/14 to 6/1/36	30,298,871	30,287,317
6% 7/1/22 (b)	3,000,000	3,012,588
6% 8/1/37 (b)	25,000,000	24,748,795
6.5% 6/1/11 to 7/1/34	45,313,178	46,168,087
6.611% 9/1/36 (d)	4,489,677	4,557,135
7% 3/1/15 to 8/1/32	3,822,776	3,937,512
7.5% 8/1/08 to 11/1/31	3,015,493	3,154,731
8% 1/1/30 to 5/1/30	71,161	75,075
8.5% 3/1/25 to 6/1/25	1,333	1,422
TOTAL FANNIE MAE		713,809,934
Freddie Mac - 2.5%
4% 2/1/20	3,708,768	3,434,881
4.066% 1/1/35 (d)	972,230	972,540
4.288% 2/1/35 (d)	711,065	710,310
4.288% 3/1/35 (d)	303,087	302,532
4.302% 12/1/34 (d)	430,360	422,016
4.344% 3/1/35 (d)	670,934	657,490
4.378% 2/1/35 (d)	794,048	778,339
4.42% 6/1/35 (d)	458,398	456,059
4.426% 3/1/35 (d)	428,762	419,908
4.427% 2/1/34 (d)	339,451	336,138
4.445% 3/1/35 (d)	403,810	396,044
4.5% 5/1/19	41,797	39,794
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.541% 2/1/35 (d)	$ 708,225	$ 695,398
4.772% 10/1/34 (d)	1,236,353	1,223,176
4.777% 3/1/33 (d)	129,134	131,435
4.82% 9/1/34 (d)	608,277	602,680
4.989% 4/1/35 (d)	1,789,731	1,798,382
5.129% 4/1/35 (d)	1,666,076	1,652,523
5.216% 3/1/36 (d)	671,214	670,924
5.445% 11/1/35 (d)	811,328	807,223
5.536% 1/1/36 (d)	2,335,498	2,328,086
6% 5/1/33	3,667,573	3,659,065
6% 7/1/37 (b)	40,000,000	39,610,328
6.488% 10/1/36 (d)	4,466,771	4,521,968
6.577% 7/1/36 (d)	2,096,223	2,121,540
6.639% 7/1/36 (d)	5,773,465	5,848,019
6.698% 8/1/36 (d)	719,605	730,351
7.5% 5/1/17 to 11/1/31	343,784	360,068
8% 7/1/17 to 5/1/27	45,643	48,085
8.5% 3/1/20 to 1/1/28	193,784	206,859
TOTAL FREDDIE MAC		75,942,161
Government National Mortgage Association - 2.1%
4.25% 7/20/34 (d)	557,440	555,572
4.5% 2/20/37 (d)	8,045,282	7,865,608
4.75% 1/20/34 (d)	1,806,677	1,798,634
6% 8/15/08 to 8/15/29	793,660	794,482
6.5% 6/15/08 to 11/15/35	15,129,891	15,444,652
6.5% 7/1/37 (b)	9,000,000	9,137,594
6.5% 7/1/37 (b)	7,000,000	7,107,017
6.5% 7/1/37 (b)	12,000,000	12,183,458
7% 1/15/28 to 11/15/32	6,704,535	6,956,702
7.5% 4/15/22 to 10/15/28	1,471,312	1,542,191
8% 2/15/17 to 1/15/31	196,303	206,214
8.5% 12/15/16 to 3/15/30	61,140	65,298
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		63,657,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $867,793,035)		853,409,517
Asset-Backed Securities - 3.2%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	277,403	277,610
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	1,200,000	1,188,641
Airspeed Ltd. Series 2007-1A Class C1, 7.8324% 4/15/24 (a)(d)	3,065,000	3,065,000

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	$ 97,000	$ 96,781
Class B1, 5.2% 3/6/11	305,000	303,717
Class C1, 5.28% 11/6/11	1,850,000	1,839,052
Class E1, 6.62% 5/6/13 (a)	1,075,467	1,070,337
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	146,891	137,402
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	1,300,000	1,288,825
Argent Securities, Inc. Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,730,000	1,738,547
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	991,990
Class B, 5.26% 10/15/10	945,000	941,543
Class C, 5.55% 1/18/11	5,965,000	5,964,227
Class D, 7.16% 1/15/13 (a)	645,000	645,428
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	445,000	444,058
Class C, 5.77% 5/20/10 (a)	430,000	430,640
Class D, 6.15% 4/20/11 (a)	725,000	729,282
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,138,219
Class C, 5.73% 3/15/11	660,000	658,891
Class D, 6.05% 1/17/12	1,630,000	1,627,580
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,348,497
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,227,088
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	255,000	132,600
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	761,032	748,538
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,373,993
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,056,668
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,259,008
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,412,170
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	2,005,510
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A: - continued
Class C, 5.074% 6/15/35 (a)	$ 1,862,000	$ 1,825,335
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	848,381
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	4,989,289
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	5,175,000
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	2,335,000	2,329,265
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	1,026,514
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (a)(d)	550,000	513,715
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,004,075
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	744,015
Class B, 5.29% 11/15/12	315,000	314,375
Class C, 5.34% 11/15/12	405,000	404,150
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,622,058
Class C, 4.13% 11/20/37 (a)	3,760,000	3,388,430
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 5.85% 6/25/34 (d)	525,000	525,333
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	1,750,000	271,797
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	87,664	87,501
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.84% 1/25/35 (d)	1,700,000	1,704,329
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,457,707
Class C, 5.77% 5/25/10 (a)	1,355,000	1,352,177
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,557,504
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	685,000	687,002
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.54% 6/15/12 (d)	2,235,000	2,235,000

	Principal Amount	Value
Class C, 5.82% 6/15/12 (d)	$ 1,335,000	$ 1,335,000
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,188,192
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	3,987,378
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,193,515	2,188,745
TOTAL ASSET-BACKED SECURITIES (Cost $99,305,633)		98,904,109
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 2.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	485,000	473,006
Class C, 5.6984% 4/10/17	1,290,000	1,250,834
Class D, 5.6984% 5/10/17	650,000	630,952
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7773% 11/25/34 (d)	1,758,842	1,736,962
Series 2005-E Class 2A7, 4.6041% 6/25/35 (d)	2,680,000	2,612,544
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8489% 4/25/35 (d)	1,825,691	1,800,019
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.77% 7/15/21 (d)	1,950,000	1,950,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (d)	6,185,000	6,039,300
JPMorgan Mortgage Trust:
sequential payer Series 2006-A3 Class 3A3, 5.7519% 5/25/36 (d)	7,815,000	7,741,734
Series 2005-A8 Class 2A3, 4.9508% 11/25/35 (d)	760,000	741,961
Series 2006-A3 Class 6A1, 3.7672% 8/25/34 (d)	2,781,437	2,711,806
Series 2007-A1 Class 3A2, 5.0084% 7/25/35 (d)	7,436,830	7,340,518
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	455,119	445,661
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (d)	4,570,000	4,473,653
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.97% 6/10/35 (a)(d)	1,022,466	1,036,525
Class B5, 7.57% 6/10/35 (a)(d)	698,608	709,960
Class B6, 8.07% 6/10/35 (a)(d)	411,762	419,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	$ 262,492	$ 265,571
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1709% 10/20/35 (d)	605,000	598,455
WaMu Mortgage pass-thru certificates Series 2007-HY1 Class 4A1, 5.482% 2/25/37 (d)	4,797,351	4,761,884
Wells Fargo Mortgage Backed Securities Trust:
sequential payer:
Series 2006-AR10 Class 5A5, 5.5981% 7/25/36 (d)	5,435,000	5,419,486
Series 2006-AR13 Class A4, 5.5705% 9/25/36 (d)	2,890,000	2,892,473
Series 2005-AR10 Class 2A2, 4.11% 6/25/35 (d)	4,308,681	4,244,744
Series 2005-AR12 Class 2A6, 4.319% 7/25/35 (d)	4,558,876	4,474,064
Series 2005-AR4 Class 2A2, 4.5245% 4/25/35 (d)	3,557,493	3,494,035
Series 2006-AR8 Class 2A6, 5.2404% 4/25/36 (d)	6,240,000	6,148,416
TOTAL PRIVATE SPONSOR		74,414,561
U.S. Government Agency - 3.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,456,836
Series 1999-57 Class PH, 6.5% 12/25/29	2,552,940	2,588,160
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (d)	2,748,923	2,747,157
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	10,933,812
Class KD, 4.5% 7/25/18	2,625,000	2,503,299
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	225,836	216,233
Series 2004-86 Class KC, 4.5% 5/25/19	1,026,223	991,242
Series 2004-91 Class AH, 4.5% 5/25/29	2,147,291	2,077,815
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,899,712

	Principal Amount	Value
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	$ 10,275,186	$ 10,290,849
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,464,485
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,003,054
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,924,072
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,187,206
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,492,283
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,808,069
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,413,983
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	9,712,359
Series 2750 Class ZT, 5% 2/15/34	2,291,046	1,970,945
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,519,252
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 SC Class 4020, 8.28% 6/16/37 (b)(d)	295,683	293,003
TOTAL U.S. GOVERNMENT AGENCY		104,493,826
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,393,000)		178,908,387
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	695	696
Series 1997-D5:
Class A2, 6.7553% 2/14/43 (d)	1,435,000	1,514,761
Class A3, 6.8053% 2/14/43 (d)	1,545,000	1,630,699
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-2 Class AAB, 5.7223% 5/10/45 (d)	2,100,000	2,105,304
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,629,424
Class A3, 5.39% 2/10/14	1,985,000	1,945,611
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust sequential payer: - continued
Series 2007-2 Class A1, 5.421% 1/10/12	$ 2,370,000	$ 2,365,758
Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,803,647
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class B1, 6.92% 7/25/37 (a)(d)	219,560	222,305
Class B2, 7.57% 7/25/37 (a)(d)	189,620	192,465
Class B3, 8.67% 7/25/37 (a)(d)	214,570	213,498
Class M2, 5.73% 7/25/37 (a)(d)	129,740	130,105
Class M3, 5.81% 7/25/37 (a)(d)	129,740	130,227
Class M4, 5.97% 7/25/37 (a)(d)	274,451	275,651
Class M5, 6.07% 7/25/37 (a)(d)	244,510	245,580
Class M6, 6.32% 7/25/37 (a)(d)	304,391	305,913
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(d)	218,610	218,610
Class B2, 6.92% 7/25/37 (a)(d)	576,336	576,336
Class B3, 9.32% 7/25/37 (a)(d)	293,136	293,136
Class M1, 5.63% 7/25/37 (a)(d)	193,768	193,768
Class M2, 5.66% 7/25/37 (a)(d)	203,705	203,705
Class M3, 5.69% 7/25/37 (a)(d)	332,884	332,884
Class M4, 5.82% 7/25/37 (a)(d)	526,652	526,652
Class M5, 5.92% 7/25/37 (a)(d)	263,326	263,326
Class M6, 6.12% 7/25/37 (a)(d)	198,736	198,736
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,985,073
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,087,095	2,060,355
Class X2, 0.5582% 2/11/44 (a)(d)(f)	146,305,000	2,966,085

	Principal Amount	Value
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	$ 1,405,000	$ 1,380,193
Class C, 5.713% 6/11/40 (a)	1,170,000	1,146,783
Class D, 5.713% 6/11/40 (a)	1,170,000	1,140,933
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	1,345,000	1,378,693
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,867,466	5,024,544
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,780,838
COMM Series 2004-LBN2 Class X2, 0.9563% 3/10/39 (a)(d)(f)	6,234,989	148,276
Commercial Mortgage pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,734,965
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,256,763
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1997-C2 Class A3, 6.55% 1/17/35	729,302	730,101
Series 1999-C1 Class A2, 7.29% 9/15/41	4,941,353	5,076,964
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,665,014
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,161,129
Class A4, 4.75% 1/15/37	3,035,000	2,871,744
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,928,834
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,072,449
Class D, 7.17% 5/17/40	595,000	621,135
Series 2001-CKN5 Class AX, 0.7723% 9/15/34 (a)(d)(f)	27,396,412	1,407,693
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	256,262
Series 2004-C1 Class ASP, 0.7919% 1/15/37 (a)(d)(f)	29,710,838	734,948
Series 2006-C1 Class A3, 5.5549% 2/15/39 (d)	3,895,000	3,877,267
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,539,028	1,528,378
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	4,976,844
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 3,468,623	$ 3,634,407
General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	7,200,000	7,228,867
Series 1:
Class D2, 6.992% 11/15/07 (a)	4,260,000	4,275,190
Class E2, 7.224% 11/15/07 (a)	2,550,000	2,556,152
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,172,917
Greenwich Capital Commercial Funding Corp.:
sequential payer: Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,588,255
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,919,742	1,900,545
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,505,624
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.64% 3/1/20 (a)(d)	1,335,000	1,335,000
Class D, 5.69% 3/1/20 (a)(d)	400,000	400,000
Class E, 5.76% 3/1/20 (a)(d)	670,000	670,000
Class F, 5.8% 3/1/20 (a)(d)	335,000	335,000
Class G, 5.84% 3/1/20 (a)(d)	165,000	165,000
Class H, 5.97% 3/1/20 (a)(d)	275,000	275,000
Class J:
6.17% 3/1/20 (a)(d)	395,000	395,123
6.37% 3/1/20 (a)(d)	275,000	275,000
sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,312,301
Series 1998-GLII Class E, 6.9707% 4/13/31 (d)	1,615,000	1,633,593
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	2,990,000	2,984,998
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	2,000,000	2,004,615
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB14 Class A3B, 5.4859% 12/12/44 (d)	4,625,000	4,573,885
Series 2006-CB15 Class A3, 5.819% 6/12/43 (d)	5,840,000	5,854,244
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	5,065,000	4,849,435

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 5.7442% 2/12/49	$ 755,000	$ 739,077
Class C, 5.7462% 2/12/49	1,971,000	1,924,800
Class D, 5.7462% 2/12/49	2,075,000	2,017,294
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,436,922	1,423,706
Class BS, 5.437% 1/15/49 (d)	1,725,000	1,675,367
Class CS, 5.466% 1/15/49 (d)	745,000	722,790
Class ES, 5.5459% 1/15/49 (a)(d)	4,663,000	4,503,182
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,172,155	2,282,778
Series 2001-C3 Class A1, 6.058% 6/15/20	1,785,333	1,802,420
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,705,919
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,475,162
Series 2006-C7 Class A1, 5.279% 11/15/38	830,611	827,382
Series 2007-C1 Class A1, 5.391% 2/15/40 (d)	1,258,794	1,256,192
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,866,974
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	208,363
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,066,138
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	1,121,366	1,091,899
ML-CFC Commerical Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	770,000	754,638
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,390,907	4,351,227
Series 2006-T23 Class A1, 5.682% 8/12/41	1,400,214	1,407,519
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	4,745,000	4,642,606
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,930,222	1,901,349
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,090,201	4,063,519
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,175,757
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	2,121,390
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.:
sequential payer Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 2,235,000	$ 2,168,196
Series 2005-IQ9 Class X2, 1.0452% 7/15/56 (a)(d)(f)	26,053,614	938,110
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,298,274	2,638,627
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	759,598
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,530,662
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,291,081	1,254,174
Series 2007-C30 Class A3, 5.246% 12/15/43	5,940,000	5,826,522
Series 2007-C31 Class A1, 5.14% 4/15/47	1,617,317	1,597,582
Series 2007-C31 Class C, 5.877% 4/15/47 (d)	2,455,000	2,369,465
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,054,091)		225,446,595
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	496,736
United Mexican States 5.875% 1/15/14	1,665,000	1,673,325
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,170,061
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	612,270
6.875% 3/15/12	425,000	445,090
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,057,360
Fixed-Income Funds - 21.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $656,703,705)	6,607,907	652,596,895
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d) (Cost $3,520,000)	$ 3,520,000	$ 3,540,291
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) # (Cost $8,660,000)	$ 8,663,865	8,660,000
TOTAL INVESTMENT PORTFOLIO - 114.4% (Cost $3,546,764,849)		3,503,198,608
NET OTHER ASSETS - (14.4)%		(440,230,932)
NET ASSETS - 100%		$ 3,062,967,676
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley Capital Services Inc. upon default event of Merrill Lynch Home Equity Loan Trust, par value of the notional amount of Merrill Lynch Home Equity Loan Trust, Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	$ 1,600,000	(660,730)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(426,985)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 465,000	$ (47,243)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	775,000	(189,924)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	465,000	(31,074)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	465,000	(125,396)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-WMC1 Class B3, 7.5% 12/25/35

	Jan. 2036	$ 1,600,000	$ (480,304)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by ..30%	Sept. 2017	2,300,000	(189)
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	1,855,000	(3,007)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	(1,678)
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	1,600,000	(7,705)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	$ 2,800,000	$ (17,816)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	3,200,000	18,663
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	1,600,000	(4,525)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(85,654)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(81,360)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.10% 9/25/34

	Oct. 2034	$ 1,800,000	$ (496,388)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley Capital Services Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(649,736)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse International upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(272,225)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	(4,258)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 465,000	$ (6,335)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(5,218)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley Capital Services Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(103,151)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(74,318)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley Capital Services Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	Sept. 2036	$ 3,700,000	$ (1,921,561)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	515,880	(137,436)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	307,210	(230,441)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,800,000	(455,818)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 1,800,000	$ (499,504)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(437)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley Capital Services Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(206,920)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	(552,257)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(1,200,960)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,900,000	$ (486,265)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley Capital Services Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(152,198)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank AG upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(103,571)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	2,000,000	(704,174)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ 9,805
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	6,881
Receive quarterly notional amount multiplied by .62% and pay UBS upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,070,000	(1,203)
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	840,000	1,150
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	1,885,000	4,400

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	$ 3,395,000	$ 7,924
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	46,535
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	25,710
TOTAL CREDIT DEFAULT SWAPS		66,249,036	(10,306,896)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,196,915)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(290,128)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(583,383)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 1,500,000	$ (23,962)
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	(15,685)
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	(159,370)
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	(23,826)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	54,352
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	(301,429)
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	(433,923)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 15,000,000	$ (56,607)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(25,718)
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2011	32,000,000	(96,698)
TOTAL INTEREST RATE SWAPS		398,050,000	(3,153,292)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	(406,150)
		$ 514,299,036	$ (13,866,338)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,960,808 or 6.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,336,346.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,660,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 530,208
BNP Paribas Securities Corp.	344,635
Banc of America Securities LLC	2,610,921
Bank of America, NA	1,060,416
Barclays Capital, Inc.	1,036,916
Bear Stearns & Co., Inc.	1,309,544
UBS Securities LLC	1,767,360
$ 8,660,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 15,946,441

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 528,129,201	$ 128,603,122	$ -	$ 652,596,895	4.3%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,660,000) - See accompanying schedule: Unaffiliated issuers (cost $2,890,061,144)	$ 2,850,601,713
Fidelity Central Funds (cost $656,703,705)	652,596,895
Total Investments (cost $3,546,764,849)		$ 3,503,198,608
Cash		294,792
Receivable for investments sold		15,123,411
Receivable for swap agreements		101,464
Interest receivable		22,527,493
Distributions receivable from Fidelity Central Funds		3,066,814
Total assets		3,544,312,582

Liabilities
Payable for investments purchased Regular delivery	$ 4,587,085
Delayed delivery	450,199,060
Distributions payable	12,639,214
Swap agreements, at value	13,866,338
Other payables and accrued expenses	53,209
Total liabilities		481,344,906

Net Assets		$ 3,062,967,676
Net Assets consist of:
Paid in capital		$ 3,125,182,340
Undistributed net investment income		8,128,604
Accumulated undistributed net realized gain (loss) on investments		(12,910,689)
Net unrealized appreciation (depreciation) on investments		(57,432,579)
Net Assets, for 30,277,680 shares outstanding		$ 3,062,967,676
Net Asset Value, offering price and redemption price per share ($3,062,967,676 ÷ 30,277,680 shares)		$ 101.16

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 111,690
Interest		65,774,518
Income from Fidelity Central Funds		15,946,441
Total income		81,832,649

Expenses
Custodian fees and expenses	$ 46,816
Expense reductions	(4,260)	42,556
Net investment income		81,790,093
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,954,568)
Swap agreements	(2,698,827)
Total net realized gain (loss)		(5,653,395)
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,499,900)
Swap agreements	(13,193,635)
Total change in net unrealized appreciation (depreciation)		(52,693,535)
Net gain (loss)		(58,346,930)
Net increase (decrease) in net assets resulting from operations		$ 23,443,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	For the period June 23, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 81,790,093	$ 75,243,878
Net realized gain (loss)	(5,653,395)	(585,352)
Change in net unrealized appreciation (depreciation)	(52,693,535)	82,658,962
Net increase (decrease) in net assets resulting from operations	23,443,163	157,317,488
Distributions to shareholders from net investment income	(76,813,024)	(74,679,073)
Distributions to shareholders from net realized gain	(2,131,039)	(2,712,938)
Total distributions	(78,944,063)	(77,392,011)
Affiliated share transactions Proceeds from sales of shares	417,183,628	357,378,602
Contributions in kind	-	2,367,627,479
Cost of shares redeemed	(93,663,215)	(9,983,395)
Net increase (decrease) in net assets resulting from share transactions	323,520,413	2,715,022,686
Total increase (decrease) in net assets	268,019,513	2,794,948,163

Net Assets
Beginning of period	2,794,948,163	-
End of period (including undistributed net investment income of $8,128,604 and undistributed net investment income of $3,151,535, respectively)	$ 3,062,967,676	$ 2,794,948,163
Other Information Shares
Sold	4,056,969	3,550,542
Issued for in-kind contributions	-	23,676,275
Redeemed	(908,669)	(97,437)
Net increase (decrease)	3,148,300	27,129,380

Financial Highlights

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.818	2.814
Net realized and unrealized gain (loss)	(1.951)	3.132
Total from investment operations	.867	5.946
Distributions from net investment income	(2.652)	(2.826)
Distributions from net realized gain	(.075)	(.100)
Total distributions	(2.727)	(2.926)
Net asset value, end of period	$ 101.16	$ 103.02
Total Return B, C	.83%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% A, G
Expenses net of all reductions	-% A, G	-% A, G
Net investment income	5.54%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062,968	$ 2,794,948
Portfolio turnover rate F	123% A	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

On April 26, 2007, the Fund purchased 793,730 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $78,603,082 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $79,985.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gains, swap agreements, market discount, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,700,850
Unrealized depreciation	(50,591,071)
Net unrealized appreciation (depreciation)	$ (39,890,221)
Cost for federal income tax purposes	$ 3,543,088,829

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $517,880,226 and $291,661,028, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,260.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	24.1%
VIP Asset Manager: Growth Portfolio	1.6%
VIP Balanced Portfolio	5.7%
VIP Investment Grade Bond Portfolio	68.6%

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2007